UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 133.4%
Corporate — 2.8%
Maryland EDC, Refunding RB, Potomac Electric Power Co., 6.20%, 9/01/22	$250	$294,090
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	519,780

		813,870
County/City/Special District/School District — 25.9%
City of Annapolis Maryland, Tax Allocation, Park Place Project, Series A, 5.35%, 1/01/15 (a)	475	505,789
City of Baltimore Maryland, RB, Special Tax, Harborview Lot No. 2, 6.50%, 7/01/31	960	971,107
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax, The Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	519,275
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	251,485
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/26	400	457,532
County of Prince George’s Maryland, SO, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,464,915
State of Maryland, GO, Refunding, State & Local Facilities Loan, Third Series C, 5.00%, 11/01/20	500	600,610
State of Maryland, State & Local Facilities Loan, GO:
1st Series B, 5.00%, 3/15/22	250	291,803
2nd Series B, 3.00%, 8/01/27	2,500	2,366,775

		7,429,291
Education — 27.8%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	515,110
3.25%, 9/01/28	360	322,859
Municipal Bonds	Par (000)	Value
Maryland (continued)
Education (concluded)
Maryland EDC, Refunding RB, University Village at Sheppard Pratt, 5.00%, 7/01/33	$1,000	$972,570
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,026,650
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,122,250
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	500	480,760
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	915,381
Maryland Institute College of Art, 5.00%, 6/01/29	500	513,235
Notre Dame Maryland University, 5.00%, 10/01/42	500	483,660
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	1,026,230
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	500	595,920

		7,974,625
Health — 25.4%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	267,842
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	550	457,688
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,007,870
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	986,570
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/27	500	529,315

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Health (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (concluded):
Anne Arundel Health System, 5.00%, 7/01/40	$1,000	$1,006,250
Charlestown Community Project, 6.25%, 1/01/41	1,000	1,044,070
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,016,225
University of Maryland Medical System, 5.13%, 7/01/39	1,000	993,610

		7,309,440
Housing — 15.5%
Maryland Community Development Administration, HRB, Series A, 4.05%, 7/01/42	1,220	1,074,661
Maryland Community Development Administration, RB, Residential:
Series A, 5.05%, 9/01/39	500	505,010
Series B, 4.75%, 9/01/39	150	148,668
Series H, AMT, 5.10%, 9/01/37	1,000	1,002,890
Maryland Community Development Administration, Refunding RB, Residential, 5.25%, 9/01/35	1,695	1,721,934

		4,453,163
Transportation — 15.5%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	504,390
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	504,390
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/22	1,000	1,074,980
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	1,861,398

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Transportation (concluded)
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	$445	$498,934

		4,444,092
Utilities — 20.5%
City of Baltimore Maryland, RB, Water Project, Series A, 5.00%, 7/01/43 (b)	1,000	1,046,760
City of Baltimore Maryland, Refunding RB, Wastewater Projects, Series A, (NPFGC):
5.20%, 7/01/32	2,250	2,256,435
5.13%, 7/01/42	1,500	1,504,200
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	536,725
5.00%, 4/01/32	500	532,900

		5,877,020
Total Municipal Bonds in Maryland		38,301,501

District of Columbia — 3.7%
Transportation — 3.7%
Washington Metropolitan Area Transit Authority, Refunding RB, Series A, 5.13%, 7/01/32	1,000	1,054,270

Guam — 2.3%
State — 2.3%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	248,330
Section 30, 5.63%, 12/01/29	410	424,871
Total Municipal Bonds in Guam		673,201

Multi-State — 7.3%
Housing — 7.3%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (c)(d)	2,000	2,107,200
Total Municipal Bonds — 146.7%		$42,136,172

2	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Maryland — 10.9%
Transportation — 10.9%
Maryland State Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	$3,000	$3,114,540
Total Long-Term Investments (Cost — $46,055,686) — 157.6%		45,250,712

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	1,357,818	$1,357,818
Total Short-Term Securities (Cost — $1,357,818) — 4.7%		1,357,818
Total Investments (Cost — $47,413,504*) — 162.3%		46,608,530
Liabilities in Excess of Other Assets — (1.4)%		(388,063)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2%)		(1,500,773)
VRDP Shares, at Liquidation Value — (55.7%)		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$28,719,694

* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$45,834,020

Gross unrealized appreciation		$825,526
Gross unrealized depreciation		(1,551,016)

Net unrealized depreciation		$(725,490)

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,046,760	$9,930

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	421,659	936,159	1,357,818	$95

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	EDC	Economic Development Corp.
	GO	General Obligation Bonds
	HRB	Housing Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	SO	Special Obligation Bonds

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(5)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$633,203	$1,791

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

4	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$45,250,712	—	$45,250,712
Short-Term Securities	$1,357,818	—	—	1,357,818

Total	$1,357,818	$45,250,712	—	$46,608,530

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,791	—	—	$1,791

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$9,000	—	—	$9,000
Liabilities:
Bank overdraft	—	$(1,259)	—	(1,259)
TOB trust certificates	—	(1,500,000)	—	(1,500,000)
VRDP Shares	—	(16,000,000)	—	(16,000,000)

Total	$9,000	$(17,501,259)	—	$(17,492,259)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 24, 2014